BASIS OF PRESENTATION AND ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
General Information About Financial Statements [Abstract]
BASIS OF PRESENTATION AND ACCOUNTING POLICIES	BASIS OF PRESENTATION AND ACCOUNTING POLICIES
Preparation of the condensed consolidated financial statements
The condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2021 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s Annual Report for the year ended December 31, 2020, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on July 30, 2021 by the Company’s Board of Directors.
Significant accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan and Argentinian operations, for which hyperinflationary accounting is applied. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2020.

As from April 1, 2021, ArcelorMittal implemented changes to its organizational structure whereby primary responsibility for captive mining operations whose output is mainly consumed by their respective steel segments has been transferred to such segments. The Mining segment will retain primary responsibility for the operation of the seaborne oriented operations at ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P. ("AMMC") and ArcelorMittal Liberia Ltd, and will continue to provide technical support to all mining operations within the Company. Accordingly, the Company modified the structure of its segment information in order to reflect changes in its approach to managing its operations and segment disclosures have been recast to reflect this new segmentation in conformity with IFRS. Only the seaborne-oriented operations of AMMC and ArcelorMittal Liberia Ltd are reported within the Mining segment. The results of all other mines are henceforth accounted for within the steel segment that it primarily supplies. The changed composition in reportable segments is presented in note 9.
On January 1, 2021, the Company adopted amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 published by the IASB on August 27, 2020 and corresponding to Phase 2 of Interest Rate Benchmark Reform. These amendments did not have a material impact on the condensed consolidated financial statements of the Company. They complement those issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform.
The amendments in this final phase relate to:
•changes to contractual cash flows—a company will not have to derecognize or adjust the carrying amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;
•hedge accounting—a company will not have to discontinue its hedge accounting solely because it makes changes required by the reform, if the hedge meets other hedge accounting criteria; and
•disclosures—a company will be required to disclose information about new risks arising from the reform and how it manages the transition to alternative benchmark rates.
Use of judgment and estimates
The preparation of condensed consolidated financial statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.